Cash and cash equivalents	12 Months Ended
Dec. 31, 2024
Cash and cash equivalents
Cash and cash equivalents
5.	Cash and cash equivalents

Cash and cash equivalents represent cash on hand and demand deposits placed with banks or other financial institutions, and all highly liquid investments with maturities of three months or less. Cash and cash equivalents balance as of December 31, 2023 and 2024 primarily consist of the following currencies:

	December 31, 2023		December 31, 2024
		RMB		RMB
	Amount	equivalent	Amount	equivalent
RMB	220,876	220,876	316,708	316,708
US$	35,957	254,669	114,353	822,013
SGD	6,658	35,802	9,245	49,198
Others (i)	N/A	626	N/A	992
Total		511,973		1,188,911
(i)	As of December 31, 2023 and 2024, the other currencies consist of Hong Kong Dollar, Euro and Japanese Yen.